Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 161		$ 328
Non-cash investing and financing activities :
Net lease cost	172	$ 166	332
Additions to ROU assets obtained from:
New operating lease liabilities	$ 65		$ 56